Leases (Tables)	3 Months Ended
Jul. 31, 2026
Leases [Abstract]
Summary of Balance Sheet Classification of Operating Leases and Amounts of Right-of-Use Assets and Lease Liabilities	The following
table summarizes the balance sheet classification of the Company’s operating leases, including the amounts of the right-of-use assets and lease liabilities at April 24, 2026 and April 25, 2025:

(in millions)	Balance Sheet Classification	April 24, 2026	April 25, 2025
Right-of-use assets	Other assets	$52	$66
Current liability	Other accrued expenses	$8	$11
Non-current liability	Other liabilities	$45	$56
The following table summarizes the balance sheet classification of the Company’s operating leases, including the amounts of the right-of-use assets and lease liabilities at July 31, 2026 and April 24, 2026:

(in millions)	Balance Sheet Classification	July 31, 2026	April 24, 2026
Right-of-use assets	Other assets	$57	$52
Current liability	Other accrued expenses	$9	$8
Non-current liability	Other liabilities	$50	$45

Schedule of Components of Total Operating Lease Cost and Supplemental Lease Information
The following table summarizes the weighted-average remaining lease term and weighted-average discount rate for the Company’s operating leases at April 24, 2026 and April 25, 2025.

	April 24, 2026	April 25, 2025
Weighted-average remaining lease term	8.0 Years	8.1 Years
Weighted-average discount rate	3.0%	3.9%
The following table summarizes the cash paid for amounts included in the measurement of operating lease liabilities and right-of-use assets obtained in exchange for operating lease liabilities for fiscal years 2026, 2025 and 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Cash payments for operating leases	$10	$11	$10
Additions and modifications to right-of-use assets	3	28	29

Maturities of Operating Leases
The following table summarizes the maturities of the Company’s operating leases at April 24, 2026:

(in millions) Fiscal Year	Operating Leases
2027	$10
2028	10
2029	9
2030	7
2031	5
Thereafter	20
Total expected lease payments	61
Less: Imputed interest	(8)
Total lease liability	$53